UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ			08876
(Address of principal executive offices)			(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31

Date of reporting period:	4/30/05

Item 1. Reports to Stockholders.

The semi-annual reports are attached.

HARDING, LOEVNER FUNDS, INC.

Semi-Annual Report
April 30, 2005
Portfolios managed by Harding, Loevner Management, L.P.
International Equity Portfolio
Emerging Markets Portfolio

P.O. Box 9130 Boston, MA 02117-9130 Telephone: 877-435-8105 Fax: 617-927-8400

Harding, Loevner Funds, Inc.

Dear Shareholder:

Enclosed is the Semi-Annual Report to Shareholders for the period ended April 30, 2005.

The Harding, Loevner Funds, Inc. Emerging Markets Portfolio performed in line with its passive benchmark, the MSCI Emerging Markets Index for the first six months of the fiscal year ending 4/30/05, gaining 13.44% vs. 13.43%. Continuing the trend of the last several years, the Emerging Markets as an asset class outperformed the major US and other developed markets asset classes. In the emerging markets, the consistent application of our investment philosophy of investing in what we feel are high quality, growing companies has led us to build a portfolio that takes advantage of the pricing disparities offered by quality companies operating in less efficient stock markets. The Portfolio’s performance was positively impacted by strong stock selection in the Telecommunications Services sector, and the Transportation and Banking Industries. Returns were leavened by weaker stock selection in the Food, Beverage and Tobacco industry. Geographically, stock selection was strongest in Egypt and South Africa, while it was weak in Brazil. At the intersection of the positive sits Orascom and Mobinil, leading cellular service providers in Egypt, while Brazil’s food producer Sadia and food retailer Pao de Acucar detracted value.

The first semester saw an important shift in the style winds that had buffeted our international equity portfolio in the preceding two years. The Harding, Loevner Funds, Inc. International Equity Portfolio outpaced its benchmark, the MSCI All Country World ex USA Index, during the period ending 4/30/05, gaining 9.82% vs. 8.91%. Good stock selection, particularly in the Energy, Commercial Services and Semiconductor industries, paced returns from an industrial sector viewpoint, while geographically most of the outperformance came from stocks in Canada and the Emerging Markets. Canada’s natural gas producer Encana, and Danish services company ISS were particular contributors, while global industrial concern ABB and Japanese auto maker Nissan were noteworthy detractors. Underlying these positive results was the lift provided by our distinctive investment “style, in our opinion.”

Our philosophy has always been, and continues to be, a research process geared to search for companies that grow, that display financial strength, that boast competent managements, and that demonstrate a sustainable competitive advantage. When these characteristics combine in a particularly felicitous way, we have found what we define as a “quality growth company.” If its shares are attractively valued, we consider it for inclusion in our portfolios.

During 2003 and through 2004, the developed international markets have not favored companies fitting the description of either quality or growth (and certainly not those that embody both), as the world economy recovered from the 2000-2002 recession. In the face of global fiscal stimulus and more-than-ample liquidity, greater risk taking in stock markets was rewarded. Cyclical and otherwise riskier companies found favor among investors, and the high quality, more steadily growing businesses that we prefer languished in relation. As an example of this phenomenon, consider the disparity in returns between the companies that fall in the top 20% of the MSCI All Country World ex-US benchmark by the measure of return on assets, vs. the bottom 20%. In the period from September 2002 through December 2004, those companies that fall in the lowest quintile outperformed those in the highest quintile by 50 percentage points (111% to 61%).

During the more recent period, covered by this report, however, the long embrace of lower quality companies appears to have come to an end at last. “Quality” factors, represented by fundamental measures such as high return on assets, low debt/equity ratios, and high profit margins, have proven to be powerfully positive determinants of performance. With our Portfolio focused upon companies embodying these traits, we are gratified by these developments, which, if sustained, should favor our style.

Our regular narrative, for the period ended June 30, 2005 will contain more detailed analysis of portfolio and market developments.

Sincerely,

David R. Loevner
President

Harding, Loevner Funds, Inc.

Table of Contents

Statements of Net Assets
International Equity Portfolio	1
Emerging Markets Portfolio	6
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	22

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Hypothetical Expense Example

April 30, 2005 (unaudited)

As a shareholder of the Portfolio, you incurs two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first line under each Porfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical Expense Ratio Table	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2004 to April 30, 2005)
International Equity Portfolio
Actual	$1,000.00	$1,098.20	1.00%	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	1.00%	$5.01
Emerging Markets Portfolio
Actual	$1,000.00	$1,134.40	1.70%	$9.02
Hypothetical (5% return before expenses)	$1,000.00	$1,016.35	1.70%	$8.52

*          Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multipled by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

April 30, 2005 (unaudited)

Industry	Percentage of Net Assets
Advertising Agencies	3.2%
Automobiles	3.1
Banks	11.1
Beverages, Food & Tobacco	3.2
Business Machines & Office Equipment	2.3
Commercial Banks	2.4
Construction Materials	1.7
Cosmetics & Personal Care	1.6
Discount Stores	1.4
Diversified Electronics	1.9
Diversified Food	3.9
Electric Utilities	0.7
Electrical Equipment	2.0
Electronic Equipment & Instruments	2.8
Financial Services	6.7
Food & Drug Retailing	2.9
General Diversified	5.0
Health Care Equipment & Supplies	1.5
Heavy Machinery	5.6
Home Construction, Furnishings & Appliances	1.5
Industrial Chemicals & Gases Manufacturers	3.1
Insurance	1.9
Integrated International Oil Producers	2.1
Media	1.8
Medical Supplies	4.5
Miscellaneous Retailers	1.2
Oil & Gas	8.6
Other Financial Services	1.7
Parts & Components	2.1
Pharmaceuticals	6.7
Retailers	0.8
Software	2.0
Textiles & Apparel	1.2
Transportation	1.1
Wholesalers	1.2
Total Investments	104.5
Other assets less liabilities	(4.5)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets (continued)

April 30, 2005 (unaudited)	Shares	Value (1)
Long Term Investments - 97.8%
Common Stocks - 97.8%
Austria - 0.7%
Verbund AG, Class A (Electric Utilities)	8,530	$2,126,211
Canada - 4.0%
EnCana Corp. (Oil & Gas)	96,066	6,134,775
Imperial Oil Ltd. (Integrated International Oil Producers)†	90,580	6,398,571
		12,533,346
France - 10.2%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	53,275	9,507,395
Carrefour SA (Miscellaneous Retailers)†	76,460	3,715,866
Dassault Systemes SA (Software)	133,300	6,259,063
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	85,300	6,028,042
Schneider Electric SA (Heavy Machinery)	87,010	6,264,560
		31,774,926
Germany - 2.9%
Metro AG (Food & Drug Retailing)†	171,370	9,051,607
Hong Kong - 7.2%
China Merchants Holdings International Co., Ltd. (Transportation)	1,802,000	3,527,614
Denway Motors Ltd. (Automobiles)	14,188,000	4,998,260
Hutchison Whampoa Ltd. (General Diversified)	689,000	6,179,473
Li & Fung Ltd. (Wholesalers)	1,924,000	3,696,062
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	1,363,000	3,867,790
		22,269,199
India - 4.7%
HDFC Bank Ltd. (Banks)*	580,200	7,178,216
Reliance Industries Ltd. (Oil & Gas)	615,700	7,469,537
		14,647,753
Ireland - 1.7%
CRH plc (Construction Materials)	213,252	5,313,641
Japan - 19.3%
Canon Inc. (Business Machines & Office Equipment)	137,100	7,150,596
Daikin Industries Ltd. (Heavy Machinery)	228,700	5,714,419
Kao Corp. (Cosmetics & Personal Care)	221,900	5,104,421
Keyence Corp. (Electronic Equipment & Instruments)	39,250	8,692,465
Matsushita Electric Industrial Co., Ltd. (Home Construction, Furnishings & Appliances)	313,000	4,587,889
Mitsubishi Corp. (General Diversified)	679,500	9,310,057
Nidec Corp. (Electrical Equipment)	52,500	6,164,077
Nissan Motor Co., Ltd. (Automobiles)	467,100	4,614,202
Sumitomo Mitsui Financial Group Inc. (Banks)	390	2,521,742
Yokogawa Electric Corp. (Medical Supplies)	470,600	6,143,953
		60,003,821

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets (continued)

Mexico - 1.5%
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)†	121,590	$4,495,620
Netherlands - 4.5%
Heineken NV (Beverages, Food & Tobacco)	119,237	3,788,927
Qiagen NV (Health Care Equipment & Supplies)*†	355,700	4,626,467
VNU NV (Media)†	193,700	5,451,893
		13,867,287
Singapore - 1.1%
DBS Group Holdings Ltd. (Commercial Banks)	399,083	3,491,231
South Africa - 2.0%
Sasol Ltd. (Oil & Gas)	270,000	6,320,825
South Korea - 2.0%
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	26,900	6,065,950
Spain - 3.8%
Banco Santander Central Hispano SA (Banks)	688,300	8,036,733
Bankinter SA (Commercial Banks)	79,200	3,831,676
		11,868,409
Sweden - 3.5%
Atlas Copco AB, Class A (Heavy Machinery)†	116,100	5,277,854
Skandinaviska Enskilda Banken AB, Class A (Banks)†	314,000	5,541,291
		10,819,145
Switzerland - 13.3%
Actelion Ltd. (Pharmaceuticals)*†	46,400	4,963,783
Nestle SA - ADR (Diversified Food)	112,520	7,396,097
Novartis AG - Registered (Pharmaceuticals)	135,700	6,603,619
Roche Holding AG - Genusschein (Pharmaceuticals)	75,130	9,089,197
Swiss Re - Registered (Insurance)	88,000	5,835,099
UBS AG - Registered (Banks)	90,710	7,272,912
		41,160,707
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	3,828,576	6,398,494
Thailand - 1.2%
Bangkok Bank Pub Co., Ltd. (Banks)	1,397,200	3,802,040
United Kingdom - 12.1%
BG Group plc (Oil & Gas)	895,400	6,921,340
Signet Group plc (Retailers)	1,360,100	2,633,308
Smith & Nephew plc (Medical Supplies)	775,600	7,984,733
Standard Chartered plc (Other Financial Services)	285,740	5,152,638
Unilever plc (Diversified Food)	508,400	4,838,974
WPP Group plc (Advertising Agencies)	910,430	9,908,325
		37,439,318
Total Common Stocks (Cost $230,638,984)		303,449,530
Total Long Term Investments (Cost $230,638,984)		303,449,530

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets (continued)	Face
April 30, 2005 (unaudited)	Amount	Value (1)
Short Term Investments - 6.1%
Federal Home Loan Bank, 2.733%, due 05/06/05††	$7,688,054	$7,688,054
Federal Home Loan Mortgage Corporation, 2.74%, due 05/03/05††	11,276,577	11,276,577
Total Short Term Investments (Cost $18,964,631)		18,964,631
Repurchase Agreement - 0.6%
Investors Bank & Trust Repurchase Agreement, 2.01%, due 05/02/05 in the amount of $2,002,141; issued 04/29/05 (collateralized by $2,001,806 par of SBA #505907, 6.625%, due 06/25/23 with a market value of $2,101,896) (Cost $2,001,806)	2,001,806	2,001,806
Total Investments - 104.5% (Cost $251,605,421)		$324,415,967

Summary of Abbreviations

ADR                 American Depository Receipt

GDR     Global Depositary Receipt

SBA       Small Business Administration

(1)          See Note 2 to Financial Statements

*             Non-income producing security

†             All or a portion of this security was out on loan at April 30, 2005; the value of the securities loaned amounted to $17,947,141. The value of collateral amounted to $18,964,631 which consisted of cash equivalents.

††           Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Assets and Liabilities

April 30, 2005 (unaudited) (continued)	Value (1)
Liabilities, Net of Other Assets - (4.5)%
Receivable for securities sold	$5,778,718
Receivable for Fund shares sold	6,844
Dividends receivable	1,057,708
Tax reclaim receivable	397,742
Receivable for open forward foreign currency contracts	1,461
Foreign Currency (Cost $556,260)	562,377
Other assets	3,121
Prepaid expenses	10,161
Payable for securities purchased	(2,125,843)
Payable for Fund shares redeemed	(132,199)
Payable for open forward currency exchange contracts	(32,432)
Collateral for securities loaned (Market Value $17,947,141)	(18,964,631)
Payable to Investment Advisor	(189,533)
Other liabilities	(368,918)
(13,995,424)
Net Assets - 100%
Applicable to 22,876,761 outstanding $.001 par value shares (authorized 500,000,000 shares)	$310,420,544
Net Asset Value, Offering and Redemption Price Per Share	$13.57
Components of Net Assets as of April 30, 2005 were as follows:
Paid-in capital	$258,555,455
Accumulated undistributed net investment income	990,998
Accumulated distributions in excess of net realized gain on investments and foreign currency-related transactions	(21,926,864)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	72,800,955
$310,420,544

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

April 30, 2005 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	1.1%
Automotive	5.6
Banks	12.1
Beverages, Food & Tobacco	2.7
Brewers	1.5
Building Materials	2.2
Cement Producers	1.2
Chemicals	0.7
Commercial Banks	1.4
Commercial Services & Supplies	1.1
Computer Software & Processing	1.3
Computers & Information	0.6
Computers & Peripherals	1.3
Discount Stores	1.5
Diversified Electronics	4.4
Diversified Paper	0.7
Electrical Equipment	3.3
Electronics	1.6
Entertainment & Leisure	1.0
Financial Services	3.8
Home Construction, Furnishings & Appliances	3.7
Industrial Conglomerates	0.8
Insurance	1.4
Metals & Mining	5.1
National & Regional Food Chains	0.9
Oil & Gas	10.1
Other Financial Services	0.9
Parts & Components	2.1
Pharmaceuticals	0.9
Radio & TV Broadcasters	1.2
Real Estate	1.4
Retailers	1.2
Securities Brokerage	1.5
Systems & Subsystems	1.5
Telephone Systems	11.6
Textiles & Apparel	2.2
Transportation	5.9
Total Investments	101.5
Other assets less liabilities	(1.5)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets (continued) April 30, 2005 (unaudited)	Shares	Value (1)
Long Term Investments - 98.7%
Common Stocks - 92.1%
Brazil - 4.2%
Braskem SA - Sponsored ADR (Chemicals)†	50,000	$1,960,500
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (National & Regional Food Chains)	135,000	2,713,500
Companhia Vale Do Rio Doce - ADR (Metals & Mining)†	90,000	2,425,500
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	107,360	3,096,262
Votorantim Celulose - Sponsored ADR (Diversified Paper)	191,000	2,099,090
		12,294,852
Chile - 1.2%
Banco Santander - ADR (Banks)	110,600	3,470,628
China - 0.9%
People’s Food Holding Ltd. (Beverages, Food & Tobacco)	3,851,000	2,549,539
Egypt - 3.7%
Egyptian Mobile Phone Network (Telephone Systems)	134,000	4,389,447
Orascom Telecom Holding SAE - GDR (Telephone Systems)*	158,700	6,536,911
		10,926,358
Hong Kong - 6.8%
China Merchants Holdings International Co., Ltd. (Transportation)	2,488,000	4,870,534
China Mobile HK Ltd. - ADR (Telephone Systems)†	261,000	4,645,800
CNOOC Ltd. (Oil & Gas)	6,254,000	3,368,443
Techtronic Industries Co. (Electrical Equipment)	1,630,000	3,633,902
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	1,300,000	3,689,014
		20,207,693
Hungary - 1.9%
Gedeon Richter Rt. (Pharmaceuticals)	21,900	2,656,924
MOL Magyar Olaj-es Gazipari Rt. (Oil & Gas)	36,000	2,957,135
		5,614,059
India - 9.8%
Bajaj Auto Ltd. (Automotive)	111,000	2,775,297
Bharat Heavy Electricals (Electrical Equipment)	200,000	3,641,354
Bharti Tele-Ventures Ltd. (Telephone Systems)*	810,000	3,852,416
Gujarat Ambuja Cements Ltd. (Building Materials)	372,000	3,598,283
Housing Development Finance Corp., Ltd. (Other Financial Services)	150,000	2,521,866
ICICI Bank Ltd. (Banks)	221,000	1,830,485
ICICI Bank Ltd. - Sponsored ADR (Banks)	96,000	1,735,680
Reliance Industries Ltd. - Sponsored GDR (Oil & Gas)	208,000	5,137,600
Satyam Computer Services Ltd. (Computer Software & Processing)	420,000	3,861,873
		28,954,854
Indonesia - 2.0%
PT Bank Danamon Indonesia Tbk (Banks)	5,416,000	2,636,836
PT International Nickel Indonesia Tbk (Metals & Mining)	2,227,000	3,264,816
		5,901,652

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Luxembourg - 1.3%
Tenaris SA - ADR (Metals & Mining)	70,000	$4,000,500
Malaysia - 4.8%
Malaysia International Shipping Corp. Berhad (Transportation)	1,058,000	4,843,814
Maxis Communications Berhad (Telephone Systems)	1,352,000	3,437,753
Public Bank Berhad (Banks)	1,566,200	2,804,885
Resorts World Berhad (Entertainment & Leisure)	1,200,000	3,023,899
		14,110,351
Mexico - 7.7%
America Movil SA de CV Series L - ADR (Telephone Systems)†	83,000	4,120,950
Consorcio ARA SA de CV Series (Real Estate)*	1,318,300	4,066,141
Grupo Aeroportuario del Sureste SA de CV - ADR (Commercial Services & Supplies)	109,000	3,222,040
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	490,000	3,164,522
Grupo Televisa SA (Radio & TV Broadcasters)	65,000	3,651,700
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	117,600	4,348,095
		22,573,448
Philippines - 1.3%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telephone Systems)	152,000	3,917,040
Poland - 2.1%
Bank Pekao SA (Banks)	81,000	3,186,990
Polski Koncern Naftowy Orlen SA (Oil & Gas)	221,700	3,050,190
		6,237,180
Russia - 4.2%
Lukoil -Spon Adr ADR (Oil & Gas)	27,300	3,718,260
Oao Gazprom - Sponsored ADR Reg S (Oil & Gas)	112,000	3,780,000
Sberbank of Russia (Banks)*	7,450	4,864,850
		12,363,110
South Africa - 11.9%
Bidvest Group Ltd. (Industrial Conglomerates)	200,589	2,255,586
Impala Platinum Holdings Ltd. (Metals & Mining)	62,900	5,220,639
JD Group Ltd. (Home Construction, Furnishings & Appliances)	297,000	3,049,694
MTN Group Ltd. (Telephone Systems)	460,000	3,261,309
Pretoria Portland Cement Co., Ltd. (Building Materials)	81,200	2,974,731
SABMiller plc (Brewers)	299,000	4,423,109
Sasol Ltd. (Oil & Gas)	200,000	4,682,092
Standard Bank Group Ltd. (Banks)	410,769	4,117,651
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	2,395,000	5,080,636
		35,065,447
South Korea - 14.8%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation)	261,000	4,745,183
Hankook Tire Co., Ltd. (Automotive)	269,000	2,738,641
Hyundai Mobis (Automotive)	59,500	3,897,160
Hyundai Motor Co., Ltd. (Automotive)	83,000	4,528,272

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

South Korea (continued)
Kookmin Bank - ADR (Banks)†	111,700	$4,775,175
LG Electronics Inc. (Electronics)	68,000	4,568,789
S1 Corp. (Securities Brokerage)	111,000	4,310,762
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	28,250	6,370,375
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	59,500	4,069,566
Shinsegae Co., Ltd. (Retailers)	11,200	3,586,400
		43,590,323
Taiwan - 8.2%
Advantech Co., Ltd. (Computers & Information)	735,866	1,720,407
Delta Electronics (Electrical Equipment)	1,452,625	2,332,942
Formosa Chemicals & Fibre Corp. (Textiles & Apparel)	1,401,000	2,867,333
Quanta Computer Inc. (Computers & Peripherals)	2,340,146	3,926,142
Synnex Technology International Corp. (Systems & Subsystems)	2,829,900	4,484,400
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	3,633,672	6,072,761
Tong Yang Industry Co., Ltd. (Automotive)	1,950,943	2,662,413
		24,066,398
Thailand - 2.4%
Siam Cement Public Co., Ltd. (Cement Producers)	605,000	3,655,900
Siam Commercial Bank-Alien (Banks)	2,825,000	3,383,984
		7,039,884
Turkey - 2.9%
Akbank TAS (Banks)	604,000	2,904,817
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	152,722	2,966,972
Arcelik AS (Home Construction, Furnishings & Appliances)	580,000	2,630,032
		8,501,821
Total Common Stocks (Cost $257,397,879)		271,385,137
Preferred Stock - 6.6%
Brazil - 3.3%
All America Latina Logistica SA (Transportation)	459,000	2,595,887
All America Latina Logistica Units (Transportation)	15,000	433,122
Banco Itau Holding Financeria SA - ADR (Commercial Banks)†	48,796	4,174,498
Sadia SA (Beverages, Food & Tobacco)	1,520,000	2,428,633
		9,632,140
Russia - 1.1%
Transneft (Oil & Gas)	4,000	3,200,000
South Korea - 2.2%
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)†	44,000	6,575,070
Total Preferred Stock (Cost $18,757,746)		19,407,210
Total Long Term Investments (Cost $276,155,625)		290,792,347
Short Term Investments - 2.2%	Face Amount
Federal Home Loan Bank, 2.733%, due 05/06/05††	$2,595,229	2,595,229
Federal Home Loan Mortgage Corporation, 2.74%, due 05/03/05††	3,806,593	3,806,593
Total Short Term Investments (Cost $6,401,822)		6,401,822

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets (continued) April 30, 2005 (unaudited)	Face Amount	Value (1)
Repurchase Agreement - 0.6%
Investors Bank & Trust Repurchase Agreement, 2.01%, due 05/02/05 in the amount of $2,333,119; issued 04/29/05 (collateralized by $2,332,728 par of SBA #505927, 5.625% & SBA #506098, 6.375%, due 05/02/05 with an aggregate market value of $2,449,364) (Cost $1,699,292)	$1,699,292	$1,699,292
Total Investments - 101.5% (Cost $284,256,739)		$298,893,461

Summary of Abbreviations

ADR                 American Depository Receipt

GDR                Global Depositary Receipt

SBA                     Small Business Administration

(1)                             See Note 2 to Financial Statements

*                                       Non-income producing security

†                                       All or a portion of this security was out on loan at April 30, 2005; the value of the securities loaned amounted to $6,059,148. The value of collateral amounted to $6,401,822 which consisted of cash equivalents.

††                                 Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Assets and Liabilities

April 30, 2005 (unaudited) (continued)	Value (1)
Liabilities, Net of Other Assets - (1.5)%
Receivable for Fund shares sold	$865,714
Dividends receivable	733,182
Tax reclaim receivable	46,307
Domestic Cash	287
Foreign Currency (Cost $1,219,523)	1,225,976
Other assets	1,230
Prepaid expenses	5,157
Payable for Fund shares redeemed	(379,172)
Payable for open forward currency exchange contracts	(489)
Collateral for securities loaned (Market Value $6,059,148)	(6,401,822)
Payable to Investment Advisor	(259,066)
Other liabilities	(165,993)
(4,328,689)
Net Assets - 100%
Applicable to 11,847,713 outstanding $.001 par value shares (authorized 500,000,000 shares)	$294,564,772
Net Asset Value, Offering and Redemption Price Per Share	$24.86
Components of Net Assets as of April 30, 2005 were as follows:
Paid-in capital	$276,075,502
Accumulated undistributed net investment income	932,506
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	2,912,910
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	14,643,854
$294,564,772

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2005 (unaudited)

	International Equity Portfolio	Emerging Markets Portfolio
Investment Income
Interest	$48,536	$59,127
Dividends (Net of foreign withholding taxes of $311,934 and $236,555, respectively)	2,521,820	2,415,841
Security lending income	30,711	8,484
Total investment income	2,601,067	2,483,452
Expenses
Investment advisory fees (Note 3)	1,206,466	1,137,064
Administration fees (Note 3)	148,971	79,402
Custodian and accounting fees	163,596	166,753
Directors’ fees and expenses (Note 3)	29,158	13,590
Shareholder record keeping fees	28,572	14,937
Printing and postage fees	5,519	2,670
State registration filing fees	10,290	7,455
Professional fees	60,653	32,401
Other fees and expenses	67,700	95,571
Total Expenses	1,720,925	1,549,843
Waiver of investment advisory fee (Note 3)	(112,303)	—
Net expenses	1,608,622	1,549,843
Net investment income	992,445	933,609
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions (net of foreign tax expense $238,685 and $12,937, respectively)	19,935,768	3,672,697
Foreign currency transactions	(247,779)	(714,281)
Net realized gain	19,687,989	2,958,416
Change in unrealized appreciation (depreciation) —
Investments	9,745,404	2,697,626
Translation of assets and liabilities denominated in foreign currency	(44,795)	5,276
Net change in unrealized appreciation	9,700,609	2,702,902
Net realized and unrealized gain	29,388,598	5,661,318
Net increase in net assets resulting from operations	$30,381,043	$6,594,927

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	International Equity Portfolio		Emerging Markets Portfolio
	Six Months Ended April 30, 2005 (unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (unaudited)	Year Ended October 31, 2004
Increase (Decrease) in Net Assets From Operations
Net investment income	$992,445	$2,907,009	$933,609	$219,128
Net realized gain on investments and foreign currency transactions	19,687,989	27,521,983	2,958,416	3,034,920
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	9,700,609	4,847,378	2,702,902	5,541,093
Net increase in net assets resulting from operations	30,381,043	35,276,370	6,594,927	8,795,141
Distributions to Shareholders from:
Net investment income	(1,432,687)	(2,167,605)	(120,585)	(62,351)
Net realized gain from investments and foreign currency-related transactions	—	—	(2,143,956)	—
Total distributions to shareholders	(1,432,687)	(2,167,605)	(2,264,541)	(62,351)
Transactions in shares of Common Stock
Proceeds from sale of shares	5,616,121	49,810,442	239,098,999	30,147,050
Net Asset Value of shares issued to shareholders in payment of distributions declared	1,313,541	1,833,540	2,223,089	58,908
Cost of shares redeemed	(40,877,809)	(119,352,363)	(17,999,165)	(1,798,399)
Redemption fees	—	—	106,644	7,670
Net increase (decrease) in net assets from Fund share transactions	(33,948,147)	(67,708,381)	223,429,567	28,415,229
Net increase (decrease) in net assets	(4,999,791)	(34,599,616)	227,759,953	37,148,019
Net Assets
At beginning of period	315,420,335	350,019,951	66,804,819	29,656,800
At end of period	$310,420,544	$315,420,335	$294,564,772	$66,804,819
Accumulated undistributed net investment income included in net assets	$990,998	$1,431,240	$932,506	$119,482

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	International Equity Portfolio
	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003	For the Year Ended Oct. 31, 2002	For the Year Ended Oct. 31, 2001	For the Year Ended Oct. 31, 2000
Per Share Data
Net asset value, beginning of period	$12.41	$11.30	$9.58	$10.55	$15.22	$15.50
Increase (Decrease) in Net Assets from Operations
Net investment income	0.05	0.11	0.11	0.07	0.09	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.17	1.07	1.65	(1.01)	(3.61)	0.36
Net increase (decrease) from investment operations	1.22	1.18	1.76	(0.94)	(3.52)	0.45
Distributions to Shareholders from:†
Net investment income	(0.06)	(0.07)	(0.04)	(0.03)	—	(0.23)
Net realized gain from investments and foreign currency-related transactions	—	—	—	—	(1.15)	(0.50)
Total distributions	(0.06)	(0.07)	(0.04)	(0.03)	(1.15)	(0.73)
Net asset value, end of period	$13.57	$12.41	$11.30	$9.58	$10.55	$15.22
Total Return	9.82%	10.46%	18.49%	(8.92)%	(24.99)%	2.18%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$310,421	$315,420	$350,020	$289,000	$283,721	$349,046
Ratio of net operating expenses to average net assets	1.07%	1.00%	1.00%	1.00%	1.00%	0.99%
Ratio of net investment income, to average net assets	0.62%	0.81%	1.10%	0.70%	0.63%	0.45%
Decrease reflected in above expense ratios due to waiver of investment advisory and administration fees, and reimbursement of other expenses	0.07%	0.09%	0.06%	0.06%	0.05%	— *
Portfolio turnover rate	20%	37%	58%	45%	46%	49%

†          Certain prior year amounts have been reclassified to conform to the current year presentation.

*          Rounds to less than 0.01%.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Emerging Markets Portfolio
	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003	For the Year Ended Oct. 31, 2002	For the Year Ended Oct. 31, 2001	For the Year Ended Oct. 31, 2000
Per Share Data
Net asset value, beginning of period	$22.31	$18.16	$12.49	$11.88	$14.89	$13.68
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.06	0.07	0.07	0.04	0.01	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.51	4.12	5.60	0.58	(1.89)	1.79
Net increase (decrease) from investment operations	2.57	4.19	5.67	0.62	(1.88)	1.74
Distributions to Shareholders from:†
Net investment income	(0.02)	(0.04)	—	(0.01)	—	(0.02)
Net realized gain from investments and foreign currency-related transactions	—	—	—	—	(1.13)	(0.51)
Total distributions	(0.02)	(0.04)	—	(0.01)	(1.13)	(0.53)
Net asset value, end of period	$24.86	$22.31	$18.16	$12.49	$11.88	$14.89
Total Return	13.44%	23.09%	45.40%	5.22%	(13.48)%	12.18%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$294,565	$66,805	$29,657	$10,116	$2,731	$2,575
Ratio of net operating expenses to average net assets	1.70%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss), to average net assets	1.03%	0.51%	0.76%	0.19%	0.08%	(0.39)%
Decrease reflected in above expense ratios due to waiver of investment advisory and administration fees, and reimbursement of other expenses	N/A	0.02%	0.08%	0.39%	1.15%	1.08%
Portfolio turnover rate	19%	40%	58%	43%	38%	28%

†          Certain prior year amounts have been reclassified to conform to the current year presentation.

See Notes to Financial Statements

International Equity Portfolio
Emerging Markets Portfolio
Funds of the Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2005 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has three Portfolios (individually, “Portfolio”), all of which were active as of April 30, 2005: International Equity Portfolio (“International Equity”); Global Equity Portfolio; and Emerging Markets Portfolio (“Emerging Markets”). International Equity and Emerging Markets are presented hereinafter. The investment objective of each portfolio is as follows: International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Emerging Markets Portfolio—to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Adviser”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the portfolio securities held  by each series of the Fund in accordance with the Investment Company Act of 1940, as amended (“1940 Act”). The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of funds and their Directors to determine, in good faith, the fair value of the fund’s portfolio securities when market quotations are not readily available.

All investments in the Portfolio are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolio. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. If a significant event occurs after the close of trading in a security but before the calculation of the Fund’s net asset value and such significant event has a material impact on the Fund’s net asset value per share (i..e. , more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2005, there were no securities in the Fund which required valuation by the Board or its delegate.

International Equity Portfolio
Emerging Markets Portfolio
Funds of the Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2005 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the fund is informed of such dividends). The Fund accretes discount or amortizes premium on a daily basis as adjustments to interest income and the cost of investments. The Fund uses the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

International Equity Portfolio
Emerging Markets Portfolio
Funds of the Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2005 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolios to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government Securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board of Directors and are deemed by Harding Loevner to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolio’s investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law.

For the period ended April 30, 2005, the market value of the securities on loan and the value of the related collateral were as follows:

Portfolio	Market Value of Loaned Securities	Collateral Value
International Equity	$17,947,141	$18,964,631
Emerging Markets	$6,059,148	$6,401,822

3. Significant Agreements and Transactions with Affiliates

The Fund’s Board of Directors has approved investment advisory agreements (the “Agreements”) with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75% and 1.25% of the average daily net assets of International Equity and Emerging Markets, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Under this agreement, International Equity and Emerging Markets incurred $148,971 and $79,402, respectively, in administration fees and $163,596 and $166,753, respectively, in custodian and accounting fees for the period ended April 30, 2005.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00% and 1.75%, respectively, of the average daily net assets of International Equity and Emerging Markets. For the period ended April 30, 2005, the Investment Advisor voluntarily waived $112,303 in investment advisory fees from International Equity.

Directors’ fees and related expenses for International Equity and Emerging Markets amounted to $29,158 and $13,590, respectively, for the period ended April 30, 2005.

The Fund has agreements with various financial intermediaries and “mutual fund supermarkets,” under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the economies of scale associated with these intermediaries’ holding their customers’ shares in a single account with the Fund’s transfer agent, the Portfolio is authorized to pay to each intermediary up to 0.15% of its average

International Equity Portfolio
Emerging Markets Portfolio
Funds of the Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2005 (unaudited)

3. Significant Agreements and Transactions with Affiliates (continued)

daily net assets attributable to that intermediary for providing sub-accounting and related shareholder services (subject to the voluntary expense cap); the balance of the intermediaries’ fees are paid by Harding Loevner. Because of Harding Loevner’s voluntary cap on the Fund’s fees and expenses, Harding Loevner paid a portion or all of each Portfolio’s share of these fees during the period April 30, 2005. The Fund may enter into similar arrangements with other intermediaries in the future.

4. Investment Transactions

Cost of  purchases  and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2005, were as follows for each Portfolio:

	Purchase Cost of	Proceeds from Sales of
Portfolio	Investment Securities	Investment Securities
International Equity	$63,518,146	$98,179,771
Emerging Markets	254,570,340	34,415,351

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2005, for each of the Portfolios were as follows:

	Unrealized	Unrealized
Portfolio	Appreciation	Depreciation	Net	Cost
International Equity	$74,800,730	$2,489,437	$72,311,293	$231,138,237
Emerging Markets	21,883,297	7,408,266	14,475,031	276,317,316

The unrealized appreciation (depreciation) on foreign currency for International Equity and Emerging Markets was $(9,592) and $7,132, respectively, for the period ended April 30, 2005.

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. As of April 30, 2005, the Portfolios had the following open foreign currency transactions to buy or sell currency on the spot markets:

International Equity Portfolio
Emerging Markets Portfolio
Funds of the Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2005 (unaudited)

5. Foreign Exchange Contracts (continued)

International Equity

			In Exchange For	Net Unrealized
Settlement Date	Sale		(in U.S. dollars)	Appreciation (Depreciation)
5/2/2005	1,025,445	CHF	$861,392	$(3,998)
5/2/2005	1,136,571	EUR	1,467,257	(285)
5/2/2005	1,646,728	EUR	2,125,900	56
5/2/2005	566,828	GBP	1,082,587	(5,327)
5/2/2005	165,180,556	JPY	1,574,824	(21,645)
5/2/2005	2,207,101	SEK	309,777	1,405
5/2/2005	145,781	SGD	89,190	(849)
5/2/2005	3,946,059	THB	100,001	(328)
				(30,971)

CHF                       Swiss Franc

EUR                     Euro

GBP                       British Pound Sterling

JPY                           Japanese Yen

SEK                        Swedish Krona

SGD                     Singapora Dollar

THB                      Thai Baht

Emerging Markets

Settlement Date	Sale		In Exchange For (U.S. dollars)	Net Unrealized (Depreciation)
5/2/2005	4,500,000	THB	$114,039	$(489)

THB                      Thai Baht

6. Capital Share Transactions

Transactions in capital stock for International Equity were as follows for the periods indicated:

	Period Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	417,433	$5,616,121	4,113,187	$49,810,442
Shares issued upon reinvestment of dividends	98,172	1,313,541	153,692	1,833,540
	515,605	6,929,662	4,266,879	51,643,982
Shares redeemed	(3,056,702)	(40,877,809)	(9,832,119)	(119,352,363)
Net increase (decrease)	(2,541,097)	$(33,948,147)	(5,565,240)	$(67,708,381)

International Equity Portfolio
Emerging Markets Portfolio
Funds of the Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2005 (unaudited)

6. Capital Share Transactions (continued)

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

	Period Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	9,472,398	$239,098,999	1,446,775	$30,147,050
Shares issued upon reinvestment of dividends	90,370	2,223,089	3,013	58,908
	9,562,768	241,322,088	1,449,788	30,205,958
Shares redeemed	(709,998)	(17,999,165)	(87,648)	(1,798,399)
Net increase (decrease)	8,852,770	$223,322,923	1,362,140	$28,407,559

Redemptions made within 90 days of purchase are subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2005, Emerging Markets Portfolio received $106,644 in redemption fees related to transactions in shares of common stock on the Statement of Changes in Net Assets.

7. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

8. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the International Equity and Emerging Markets are authorized to invest.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each portfolio will file its complete schedule with the Security and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolio’s Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevner.com and on the Commission’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the Commission’s website at www.sec.gov.

Harding, Loevner Funds, Inc.

Officers & Director and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Fund

Samuel R. Karetsky

Director of the Fund

Carl W. Schafer

Director of the Fund

R. Kelly Doherty

Director of the Fund

Raymond J. Clark

Director of the Fund

David R. Loevner

Director, President and Chairman
of the Board of the Fund

Patrice Singleton

Vice President of the Fund

Susan C. Mosher

Secretary and Chief Compliance
Officer of the Fund

Richard Reiter

Chief Financial Officer and
Treasurer of the Fund

Brendan J. O’Neill

Assistant Treasurer of the Fund

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert 1775 Eye Street, N.W.
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

Ernst & Young, LLP
5 Times Square
New York, NY 10036

HARDING, LOEVNER FUNDS, INC.

Semi-Annual Report
April 30, 2005
Portfolio managed by Harding, Loevner Management, L.P.
Global Equity Portfolio

P.O. Box 9130 Boston, MA 02117-9130 Telephone: 877-435-8105 Fax: 617-927-8400

Harding, Loevner Funds, Inc.

Table of Contents

Statement of Net Assets	1
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information	13

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Hypothetical Expense Example

April 30, 2005 (unaudited)

As a shareholder of the Portfolio, you incurs two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical Expense Ratio Table	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2004 to April 30, 2005)
Global Equity Portfolio
Actual	$1,000.00	$1,061.30	1.25%	$6.39
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.25%	$6.26

*          Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multipled by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

April 30, 2005 (unaudited)

Industry	Percentage of Net Assets
Automotive	2.6%
Banks	3.1
Beverages, Food & Tobacco	3.4
Business Machines & Office Equipment	1.1
Chemicals	1.3
Commercial Banks	2.1
Commercial Services & Supplies	1.0
Communications	1.6
Computer Software & Processing	3.4
Computers & Information	1.9
Cosmetics & Personal Care	3.2
Cosmetics & Toiletries	2.6
Discount Stores	1.8
Diversified Electrical Manufacturers	0.9
Diversified Electronics	1.3
Diversified Food	2.0
Diversified Metal Producers	2.3
Electrical Equipment	5.0
Electronic Equipment & Instruments	2.6
Exploration, Drilling Service & Equipment	2.4
Financial Services	9.9
General Diversified	1.2
Health Care Equipment & Supplies	1.4
Heavy Machinery	2.5
Industrial Chemicals & Gases Manufacturers	2.6
Insurance	2.7
Insurance Companies	3.9
Integrated International Oil Producers	1.4
Media	4.7
Miscellaneous Printing & Publishing	1.6
Oil & Gas	7.4
Other Financial Services	2.3
Parts & Components	1.6
Pharmaceuticals	4.0
Radio, TV, & Phonograph Manufacturers	1.0
Retailers	2.4
Semiconductor Equipment & Products	1.5
Software	1.6
Telephone Systems	2.3
Transportation	2.3
Wholesalers	2.4
Total Investments	106.3
Other assets less liabilities	(6.3)
Net Assets	100.0%

See Notes to Financial Statements

1

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets (continued)
April 30, 2005 (unaudited)	Shares	Value (1)
Long Term Investments - 97.4%
Common Stocks - 97.4%
Australia - 2.3%
Rio Tinto Ltd. (Diversified Metal Producers)†	19,200	$623,361
Austria - 1.1%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	5,900	285,039
Canada - 3.4%
EnCana Corp. (Oil & Gas)	14,200	906,812
Egypt - 1.2%
Orascom Telecom Holding SAE - GDR (Telephone Systems)*	7,600	313,047
France - 8.6%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	2,132	380,474
Dassault Systemes SA (Software)	9,300	436,679
L’Oreal SA (Cosmetics & Personal Care)	8,120	582,941
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,814	269,531
Schlumberger Ltd. (Exploration, Drilling Service & Equipment)†	9,400	643,054
		2,312,679
Hong Kong - 4.7%
China Merchants Holdings International Co., Ltd. (Transportation)	320,000	626,435
Li & Fung Ltd. (Wholesalers)	340,000	653,150
		1,279,585
Japan - 10.6%
Canon Inc. (Business Machines & Office Equipment)	5,900	307,721
Hirose Electronics Co., Ltd. (Electrical Equipment)	3,000	306,448
JSR Corp. (Automotive)	34,100	689,062
Keyence Corp. (Electronic Equipment & Instruments)	3,100	686,539
Mitsubishi Corp. (General Diversified)	24,300	332,942
Nomura Holdings Inc. (Financial Services)	20,700	263,293
Sony Corp. - ADR (Radio, TV, & Phonograph Manufacturers)	7,300	267,983
		2,853,988
Mexico - 3.0%
America Movil SA de CV Series L - ADR (Telephone Systems)†	6,300	312,795
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	13,200	488,052
		800,847
Netherlands - 4.4%
Heineken NV (Beverages, Food & Tobacco)	10,250	325,708
Qiagen NV (Health Care Equipment & Supplies)*†	28,600	371,990
VNU NV (Media)†	17,900	503,815
		1,201,513

South Africa - 1.3%
Sasol Ltd. (Oil & Gas)	15,040	352,093

See Notes to Financial Statements

2

Harding, Loevner Funds, Inc.

Global Equity Portfolio

South Korea - 2.4%
Kookmin Bank - ADR (Banks)†	6,800	$290,700
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	1,570	354,035
		644,735
Spain - 1.2%
Bankinter SA (Commercial Banks)	6,700	324,144
Switzerland - 5.9%
Nestle SA - ADR (Diversified Food)	8,320	546,885
Novartis AG - Registered (Pharmaceuticals)	8,120	395,147
Roche Holding AG - Genusschein (Pharmaceuticals)	2,500	302,449
Swiss Re - Registered (Insurance)	5,300	351,432
		1,595,913
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	259,393	433,510
Thailand - 1.0%
Bangkok Bank Pub Co., Ltd. (Banks)	98,300	267,493
United Kingdom - 3.8%
Pearson plc (Miscellaneous Printing & Publishing)	35,100	426,671
Standard Chartered plc (Other Financial Services)	33,700	607,699
		1,034,370
United States - 40.9%
3M Co. (Computers & Information)	6,530	499,349
Abbott Laboratories (Pharmaceuticals)	7,700	378,532
Air Products & Chemicals Inc. (Industrial Chemicals & Gases Manufacturers)	5,600	328,888
American International Group (Insurance Companies)	15,900	808,515
Analog Devices (Semiconductor Equipment & Products)	12,000	409,320
Automatic Data Processing Inc. (Commercial Services & Supplies)	6,200	269,328
Berkshire Hathaway Inc., Class A (Insurance Companies)	3	253,050
Caterpillar Inc. (Heavy Machinery)	7,650	673,582
Colgate-Palmolive Co. (Cosmetics & Toiletries)	13,900	692,081
Comcast Corp., Class A (Media)	11,200	359,632
Emerson Electric Co. (Electrical Equipment)	9,950	623,567
Estee Lauder Companies Inc., Class A (Cosmetics & Personal Care)	7,200	276,552
Exxon Mobil Corp. (Integrated International Oil Producers)	6,600	376,398
General Electric Co. (Electrical Equipment)†	11,300	409,060
Kinder Morgan Inc. (Oil & Gas)	9,500	726,370
Medco Health Solutions Inc. (Insurance)	7,189	366,423
Oracle Corp. (Computer Software & Processing)	79,100	914,396
Praxair Inc. (Chemicals)	7,700	360,591
Qualcomm Inc. (Communications)	12,300	429,147
The Coca-Cola Company (Beverages, Food & Tobacco)	7,480	324,931
TJX Companies Inc. (Retailers)	28,900	654,585
Tyco International Ltd. (Diversified Electrical Manufacturers)	8,100	253,611

See Notes to Financial Statements

3

Harding, Loevner Funds, Inc.

Global Equity Portfolio

United States (continued)
Viacom Inc., Class B (Media)	11,750	$406,785
Wells Fargo & Co. (Commercial Banks)	4,200	251,748
		11,046,441
Total Common Stocks (Cost $21,624,584)		26,275,570
Total Long Term Investments (Cost $21,624,584)		26,275,570
Short Term Investments - 6.6%	Face Amount
Federal Home Loan Bank, 2.733%, due 05/06/05††	$716,717	716,717
Federal Home Loan Mortgage Corporation, 2.74%, due 05/03/05††	1,051,256	1,051,256
Total Short Term Investments (Cost $1,767,973)		1,767,973
Repurchase Agreement - 2.3%w
Investors Bank & Trust Repurchase Agreement, 2.01%, due 05/02/05 in the amount of $628,198; issued 04/29/05 (collateralized by $628,093 par of SBA #506098, 6.375%, due 07/25/14 with a market value of $659,497) (Cost $628,093)	628,093	628,093
Total Investments - 106.3% (Cost $24,020,650)		$28,671,636

Summary of Abbreviations

ADR                 American Depository Receipt

GDR                Global Depositary Receipt

SBA                     Small Business Administration

(1)                             See Note 2 to Financial Statements

*                                       Non-income producing security

†                                       All or a portion of this security was out on loan at April 30, 2005; the value of the securities loaned amounted to $1,684,949. The value of collateral amounted to $1,767,973 which consisted of cash equivalents.

††                                 Represents investments of security lending collateral.

See Notes to Financial Statements

4

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets (continued)

April 30, 2005 (unaudited)	Value (1)
Liabilities, Net of Other Assets - (6.3)%
Receivable for securities sold	$370,776
Dividends receivable	96,499
Tax reclaim receivable	15,867
Other assets	340
Prepaid expenses	892
Payable for securities purchased	(339,240)
Collateral for securities loaned (Market Value $1,684,949)	(1,767,973)
Payable to Investment Advisor	(14,668)
Other liabilities	(60,957)
(1,698,464)
Net Assets - 100%
Applicable to 1,482,149 outstanding $.001 par value shares (authorized 500,000,000 shares)	$26,973,171
Net Asset Value, Offering and Redemption Price Per Share	$18.20
Components of Net Assets as of April 30, 2005 were as follows:
Paid-in capital	$22,645,899
Accumulated undistributed net investment income	56,926
Accumulated distributions in excess of net realized gain on investments and foreign currency-related transactions	(380,887)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	4,651,233
$26,973,171

See Notes to Financial Statements

5

Harding, Loevner Funds, Inc.

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Global Equity Portfolio
Investment Income
Interest	$4,611
Dividends (Net of foreign withholding taxes of $13,007)	221,653
Security lending income	2,030
Total investment income	228,294
Expenses
Investment advisory fees (Note 3)	137,023
Administration fees (Note 3)	15,212
Custodian and accounting fees	30,595
Directors’ fees and expenses (Note 3)	2,516
Shareholder record keeping fees	11,463
Printing and postage fees	344
State registration filing fees	3,367
Professional fees	16,500
Other fees and expenses	4,002
Total Expenses	221,022
Waiver of investment advisory fee (Note 3)	(49,743)
Net expenses	171,279
Net investment income	57,015
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions (net of foreign tax expense $10,644)	1,356,954
Foreign currency transactions	(8,273)
Net realized gain	1,348,681
Change in unrealized appreciation (depreciation) —
Investments	182,575
Translation of assets and liabilities denominated in foreign currency	(471)
Net change in unrealized appreciation	182,104
Net realized and unrealized gain	1,530,785
Net increase in net assets resulting from operations	$1,587,800

See Notes to Financial Statements

6

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Global Equity Portfolio
	Six Months Ended April 30, 2005 (unaudited)	Year Ended October 31, 2004
Increase (Decrease) in Net Assets From Operations
Net investment income	$57,015	$73,476
Net realized gain on investments and foreign currency transactions	1,348,681	1,741,662
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currency	182,104	(554,410)
Net increase in net assets resulting from operations	1,587,800	1,260,728
Distributions to Shareholders from:
Net investment income	(33,956)	(105,080)
Total distributions to shareholders	(33,956)	(105,080)
Transactions in shares of Common Stock
Proceeds from sale of shares	812,981	1,297,150
Net Asset Value of shares issued to shareholders in payment of distributions declared	20,550	66,670
Cost of shares redeemed	(1,183,960)	(3,317,264)
Net decrease in net assets from Fund share transactions	(350,429)	(1,953,444)
Net increase (decrease) in net assets	1,203,415	(797,796)
Net Assets
At beginning of period	25,769,756	26,567,552
At end of period	$26,973,171	$25,769,756
Accumulated undistributed net investment income included in net assets	$56,926	$33,867

See Notes to Financial Statements

7

Harding, Loevner Funds, Inc.

Financial Highlights

	Global Equity Portfolio
	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003	For the Year Ended Oct. 31, 2002	For the Year Ended Oct. 31, 2001	For the Year Ended Oct. 31, 2000
Per Share Data
Net asset value, beginning of period	$17.17	$16.45	$13.28	$15.08	$21.81	$20.00
Increase (Decrease) in Net Assets from Operations
Net investment income	0.04	0.05	0.09	0.05	0.04	0.03
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.01	0.74	3.11	(1.79)	(4.49)	3.89
Net increase (decrease) from investment operations	1.05	0.79	3.20	(1.74)	(4.45)	3.92
Distributions to Shareholders from:†
Net investment income	(0.02)	(0.07)	(0.03)	(0.00)*	—	(0.16)
Net realized gain from investments and foreign currency-related transactions	—	—	—	(0.06)	(2.28)	(1.95)
Total distributions	(0.02)	(0.07)	(0.03)	(0.06)	(2.28)	(2.11)
Net asset value, end of period	$18.20	$17.17	$16.45	$13.28	$15.08	$21.81
Total Return	6.13%	4.78%	24.19%	(11.59)%	(22.77)%	19.66%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,973	$25,770	$26,568	$19,732	$18,524	$25,089
Ratio of net operating expenses to average net assets	1.61%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income, to average net assets	0.42%	0.27%	0.70%	0.38%	0.24%	0.10%
Decrease reflected in above expense ratios due to waiver of investment advisory and administration fees, and reimbursement of other expenses	0.36%	0.18%	0.12%	0.19%	0.22%	0.23%
Portfolio turnover rate	28%	29%	68%	55%	50%	57%

†          Certain prior year amounts have been reclassified to conform to the current year presentation.

*          Rounds to less than $0.01.

See Notes to Financial Statements

8

Global Equity Portfolio
A Fund of Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2005 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Adviser”).The Fund currently has three Portfolios, all of which were active as of April 30, 2005: International Equity Portfolio; Global Equity Portfolio; and Emerging Markets Portfolio. Global Equity Portfolio (the “Portfolio”) is presented hereinafter.

The Portfolio commenced operations on December 1, 1996. The investment objective of the Portfolio is to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported  amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the portfolio securities held  by each series of the Fund in accordance with the Investment Company Act of 1940, as amended (“1940 Act”). The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of funds and their Directors to determine, in good faith, the fair value of the fund’s portfolio securities when market quotations are not readily available.

All investments in the Portfolio are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolio. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. If a significant event occurs after the close of trading in a security but before the calculation of the Fund’s net asset value and such significant event has a material impact on the Fund’s net asset value per share (i..e. , more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2005, there were no securities in the Fund which required valuation by the Board or its delegate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the

9

Global Equity Portfolio
A Fund of Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2005 (unaudited)

2. Summary of Significant Accounting Policies (continued)

fund is informed of such dividends). The Fund accretes discount or amortizes premium on a daily basis as adjustments to interest income and the cost of investments. The Fund uses the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of the Portfolio to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Expenses

Expenses directly attributed to the Portfolio are charged to the Portfolio’s operations; expenses not directly attributable to the Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolio, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolio for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

Security Lending

The Portfolio is authorized to lend securities from its investment portfolios to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government Securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of

10

Global Equity Portfolio
A Fund of Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2005 (unaudited)

2. Summary of Significant Accounting Policies (continued)

the cash collateral or fee income if the loan is otherwise collateralized. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board of Directors and are deemed by Harding Loevner to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolio’s investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law.

For the period ended April 30, 2005, the market value of the securities on loan was $1,684,949 and the value of the related collateral was $1,767,973.

3. Significant Agreements and Transactions with Affiliates

The Fund’s Board of Directors has approved investment advisory agreements (the “Agreements”) with the Investment Adviser. The advisory fees are computed daily at an annual rate of 1.00% of the average daily net assets of the Portfolio.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Under this agreement, the Portfolio incurred $15,212 in administration fees and $30,595 in custodian and accounting fees for the period ended April 30, 2005.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.25% of the average daily net assets of the Portfolio. For the period ended April 30, 2005, the Investment Advisor voluntarily waived $49,743 in investment advisory fees from the Portfolio.

Directors’ fees and related expenses for the Portfolio amounted to $2,516 for the period ended April 30, 2005.

The Fund has agreements with various financial intermediaries and “mutual fund supermarkets,” under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the economies of scale associated with these intermediaries’ holding their customers’ shares in a single account with the Fund’s transfer agent, the Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary for providing sub-accounting and related shareholder services (subject to the voluntary expense cap); the balance of the intermediaries’ fees are paid by Harding Loevner. Because of Harding Loevner’s voluntary cap on the Fund’s fees and expenses, Harding Loevner paid a portion or all of the Portfolio’s share of these fees during the period April 30, 2005. The Fund may enter into similar arrangements with other intermediaries in the future.

4. Investment Transactions

For the period ended April 30, 2005, cost of  purchases was $7,553,802 and proceeds from sales was $7,832,054 of investment securities, other than short-term investments.

At April 30, 2005, the cost of investments for Federal income tax purposes was $21,700,842, unrealized appreciation for investment securities was $4,976,228, and unrealized depreciation for investments securities was $401,499, resulting in a net appreciation/depreciation of  $4,574,729.

5. Foreign Exchange Contracts

The Portfolio, on occasion, enters into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-

11

Global Equity Portfolio
A Fund of Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2005 (unaudited)

5. Foreign Exchange Contracts (continued)

related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolio is also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolio enters into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolio did not have open foreign currency transactions to buy or sell currency on the spot markets as of April 30, 2005.

6. Capital Share Transactions

Transactions in capital stock for Global Equity were as follows for the periods indicated:

	Period Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	44,326	$812,981	76,175	$1,297,150
Shares issued upon reinvestment of dividends	1,111	20,550	3,913	66,670
	45,437	833,531	80,088	1,363,820
Shares redeemed	(64,521)	(1,183,960)	(194,039)	(3,317,264)
Net increase (decrease)	(19,084)	$(350,429)	(113,951)	$(1,953,444)

Redemptions made within 90 days of purchase are subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2005, there were no redemption fees related to transactions in shares of common stock on the Statement of Changes in Net Assets for the Portfolio.

7. Repurchase and Reverse Repurchase Agreements

The Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to the Portfolio and repurchase such securities from the Portfolio at a mutually agreed upon price and date.

The Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from the Portfolio and such agrees to repurchase the securities at an agreed upon price and date.

The Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When the Portfolio engages in reverse repurchase agreement transactions, it will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

8. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in  emerging market countries in which the Global Equity Portfolio is authorized to invest.

12

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each portfolio will file its complete schedule with the Security and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolio’s Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevner.com and on the Commission’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the Commission’s website at www.sec.gov.

13

Harding, Loevner Funds, Inc.

Officers & Director and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Fund

Samuel R. Karetsky

Director of the Fund

Carl W. Schafer

Director of the Fund

R. Kelly Doherty

Director of the Fund

Raymond J. Clark

Director of the Fund

David R. Loevner

Director, President and Chairman
of the Board of the Fund

Patrice Singleton

Vice President of the Fund

Susan C. Mosher

Secretary and Chief Compliance
Officer of the Fund

Richard Reiter

Chief Financial Officer and
Treasurer of the Fund

Brendan J. O’Neill

Assistant Treasurer
of the Fund

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert 1775 Eye Street, N.W.
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

Ernst & Young, LLP
5 Times Square
New York, NY 10036

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant..

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    Separate certifications for the Registrant’s of Principal Executive Officer and Chief Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3)                    Not application to this registrant.

(b)                                 Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906CERT.  These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Harding, Loevner Funds, Inc.

By (Signature and Title)	/S/ David R. Loevner
David R. Loevner President (Principal Executive Officer)

Date	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ David R. Loevner
David R. Loevner President (Principal Executive Officer)

Date	June 14, 2005